DISCONTINUED OPERATIONS (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Per Statement of Operations:
Net loss	$ 0	$ (131,006)
Net loss from discontinued operations	$ 0	(100,701)
Discontinued Operations, Disposed of by Sale [Member]
Per Statement of Operations:
Operating revenues		18,083
Net loss		(131,006)
disposal group, including discontinued operation, voyage expenses and commissions		(13,414)
Disposal Group, Including Discontinued Operation, Operating Expense		(7,050)
Disposal Group, Including Discontinued Operation, Other Expense		(985)
Disposal Group, Including Discontinued Operation, Depreciation and Amortization		(7,712)
disposal group, including discontinued operation, impairment		(62,489)
Disposal Group, Including Discontinued Operation, Interest Expense		(2,119)
disposal group, including discontinued operation, share of associates		(14,880)
disposal group, including discontinued operation, impairment of marketable securities		(40,556)
disposal group, including discontinued operation, gain (loss) on NCI		192
disposal group, including discontinued operation, other financial item		(76)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest		(30,305)
Net loss from discontinued operations		$ (100,701)
KSL China, Battersea, Belgravia, Golden Future and Golden Zheijang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels impaired		5